Prepayments and Other Current Assets (Details)	12 Months Ended
Jun. 30, 2024 USD ($)
Prepayments and Other Current Assets [Line Items]
Amount received including interest	$ 5,390,576
Interest received	236,086
Elitepro Innovation Limited [Member]
Prepayments and Other Current Assets [Line Items]
Interest received	3,182,200
Nexustech Services Limited [Member]
Prepayments and Other Current Assets [Line Items]
Interest received	$ 125,945
Loan [Member]
Prepayments and Other Current Assets [Line Items]
Interest rate per annum	8.00%
Loan [Member] | Elitepro Innovation Limited [Member]
Prepayments and Other Current Assets [Line Items]
Borrowed amount	$ 5,300,000
Repaid principal	145,511
Interest amount	4,488
Loan [Member] | Nexustech Services Limited [Member]
Prepayments and Other Current Assets [Line Items]
Borrowed amount	6,100,000
Repaid principal	1,999,132
Interest amount	$ 50,868